Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Statutory Surplus Reserves [Member]	Retained Earnings [Member]	Stockholders' Equity, Total [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2012	$ 129,435	$ 55	$ 106,246	$ 11,771	$ 11,808	$ (12,156)	$ 117,724	$ 11,711
Balance (in shares) at Dec. 31, 2012		55,091,561
Stock-based compensation (note 19)	281	$ 0	281	0	0	0	281	0
Exercise of stock options (note 18)	849	$ 1	848	0	0	0	849	0
Exercise of stock options (note 18) (in shares)		478,800
Subscriptions received (note 18)	18	$ 0	18	0	0	0	18	0
Other comprehensive income (loss)
- Other comprehensive income attributable to non-controlling interests	316	0	0	0	0	0	0	316
- Other comprehensive income attributable to shareholders	2,370	0	0	2,370	0	0	2,370	0
Net income (loss) for the year
- Net income (loss) attributable to non-controlling interests	2,928	0	0	0	0	0	0	2,928
- Net income (loss) attributable to shareholders of Sinovac	7,442	0	0	0	0	7,442	7,442	0
Balance at Dec. 31, 2013	143,639	$ 56	107,393	14,141	11,808	(4,714)	128,684	14,955
Balance (in shares) at Dec. 31, 2013		55,570,361
Stock-based compensation (note 19)	287	$ 0	287	0	0	0	287	0
Exercise of stock options (note 18)	512	$ 0	512	0	0	0	512	0
Exercise of stock options (note 18) (in shares)		239,300
Subscriptions received (note 18)	51	$ 0	51	0	0	0	51	0
Other comprehensive income (loss)
- Other comprehensive income attributable to non-controlling interests	(308)	0	0	0	0	0	0	(308)
- Other comprehensive income attributable to shareholders	(2,119)	0	0	(2,119)	0	0	(2,119)	0
Net income (loss) for the year
- Net income (loss) attributable to non-controlling interests	515	0	0	0	0	0	0	515
- Net income (loss) attributable to shareholders of Sinovac	(851)	0	0	0	0	(851)	(851)	0
- Transfer to statutory surplus reserves (note 20)	0	0	0	0	819	(819)	0	0
Balance at Dec. 31, 2014	$ 141,726	$ 56	108,243	12,022	12,627	(6,384)	126,564	15,162
Balance (in shares) at Dec. 31, 2014	55,809,661	55,809,661
Stock-based compensation (note 19)	$ 952	$ 0	952	0	0	0	952	0
Exercise of stock options (note 18)	$ 732	$ 0	732	0	0	0	732	0
Exercise of stock options (note 18) (in shares)	367,900	367,900
Subscriptions received (note 18)	$ 18	$ 0	18	0	0	0	18	0
2015 restricted shares issued (note 18)	0	$ 1	(1)	0	0	0	0	0
2015 Restricted shares issued (note 18) (in shares)		729,000
Other comprehensive income (loss)
- Other comprehensive income attributable to non-controlling interests	(563)	$ 0	0	0	0	0	0	(563)
- Other comprehensive income attributable to shareholders	(3,912)	0	0	(3,912)	0	0	(3,912)	0
Net income (loss) for the year
- Net income (loss) attributable to non-controlling interests	861	0	0	0	0	0	0	862
- Net income (loss) attributable to shareholders of Sinovac	(1,074)	0	0	0	0	(1,074)	(1,074)	0
- Transfer to statutory surplus reserves (note 20)	0	0	0	0	823	(823)	0	0
Balance at Dec. 31, 2015	$ 138,741	$ 57	$ 109,944	$ 8,110	$ 13,450	$ (8,281)	$ 123,280	$ 15,461
Balance (in shares) at Dec. 31, 2015	56,906,561	56,906,561